Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,549	$ 2,125
Restricted cash	466	912
Prepaid expenses and other assets	490	50
Land inventory	40,989	17,072
Total current assets	46,494	20,159
Non-current assets
Real estate investments	16,969	16,266
TOTAL ASSETS	63,463	36,425
Current liabilities
Mortgage and other loans	25,391	9,962
Loans from related parties	1,210	1,488
Other current liabilities	1,015	314
Accrued interest		69
Total current liabilities	27,616	11,764
Non-current liabilities
Loans from Other	2,721
Loans from related parties	4,315	4,227
Total non-current liabilities	7,036	4,227
Shareholders’ Equity	(1,278)	(27)
Non-controlling interests	30,089	20,461
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	28,811	20,434
TOTAL LIABILITIES AND EQUITY	$ 63,463	36,425
Previously Reported
Current liabilities
Other current liabilities		$ 245